Events after the balance sheet date (Narrative) (Details) - Major ordinary share transactions [member] $ / shares in Units, $ in Millions	1 Months Ended
Feb. 28, 2019 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from gross offering | $	$ 15
Common share
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	6,550,000
Share and warrant description	Each common share units is comprised of one common share of the Company and one common share purchase warrant.
Issue price per unit	$ 0.80
Exercise price	$ 0.96
Term of warrant to purchase	60 months
Series II Non-Voting Convertible First Preferred Share
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	12,200,000
Share and warrant description	Each preferred share unit is comprised of one Series II First Preferred Share of the Company and one Series II First Preferred Share purchase warrant.
Issue price per unit	$ 0.80
Exercise price	$ 0.96
Term of warrant to purchase	60 months